Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2016	8,187,939	0.98
Exercised	(2,448,916)	0.92
Granted	3,465,140	2.15
Expired	(105,612)	2.57
Replacement options issued	153,089	1.67
Outstanding at December 31, 2017	9,251,640	1.43
Exercised	(2,415,666)	0.87
Granted	2,799,256	2.10
Expired	(292,934)	2.12
Cancelled	(25,000)	2.11
Outstanding at December 31, 2018	9,317,296	1.75

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2018	2017
Risk-free interest rate	1.99%	1.53%
Expected option life in years	4 years	4.90 years
Expected stock price volatility	65%	70%
Expected dividend rate	0%	0%

Schedule of Stock Options Outstanding and Exercisable

A summary of the stock options outstanding and exercisable at December 31, 2018 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.77	705,000	705,000	September 12, 2019
0.73	2,225,000	2,225,000	November 27, 2020
3.16	507,500	507,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,280,540	1,520,360	August 1, 2022
2.25	600,000	400,000	September 12, 2022
1.96	100,000	33,333	January 15, 2023
2.11	2,314,256	771,419	March 5, 2023
2.11	100,000	33,333	April 27, 2023
1.96	160,000	53,333	September 14, 2023
	9,317,296	6,574,278